CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 61,470	$ 94,795
Accounts receivable, net	101,014	128,213
Inventories	131,467	166,876
Assets held for sale	24,867	0
Prepaid expenses and other assets	3,996	3,238
Total current assets	322,814	393,122
Property, plant, and equipment, net	793,031	934,699
Reforestation	0	13,671
Intangibles and other assets, net	116,432	102,950
Total assets	1,232,277	1,444,442
Current liabilities:
Accounts payable	92,079	110,589
Accrued liabilities	119,121	139,682
Liabilities related to assets held for sale	176	0
Total current liabilities	211,376	250,271
Long-term debt	1,187,052	1,201,077
Other liabilities	54,448	54,278
Total liabilities	1,452,876	1,505,626
Commitments and contingencies (Note 17)
Equity:
Paid-in-capital	324,562	321,110
Retained deficit	(519,888)	(353,636)
Accumulated other comprehensive loss	(25,273)	(28,658)
Total deficit	(220,599)	(61,184)
Total liabilities and equity	$ 1,232,277	$ 1,444,442